Expense Example - FidelityConservativeIncomeMunicipalBondFund-RetailPro - FidelityConservativeIncomeMunicipalBondFund-RetailPro - Fidelity Conservative Income Municipal Bond Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 26
3 years	90
5 years	162
10 years	$ 374